Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Leases [Abstract]
Rent expense	$ 20.0	$ 17.0	$ 14.7